Note 4 - Property, Equipment and Leasehold Improvements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation	$ 4,000,000	$ 1,700,000	$ 656,000